Credit Risk Manager Report
FFMLT 2006FF10
EOM Reporting Date 08/31/2006
Determination Date
09/15/2006
CRM-B Report FFMLT 2006FF10
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
FFMLT 2006FF10
Client
Lehman
Servicer
National City Home Loan Services, Inc.
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
N/A
Backup Servicer
N/A
Close Date
06/30/2006
Custodian
U.S. Bank National Association
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
06/01/2006
Master Servicer
Aurora Loan Services LLC
Issue Amt
984,029,671
Issue Count
5,189
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 984,539,945 954,744,005 96.97% 0.00% 954,744,005 954,434,711
Count 5,188 5,076 97.84% 0.00% 5,076 5,076
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorably to all benchmarks with the exception of foreclosure. Upon review MortgageRamp has found that a small number of the loans in foreclosure has reached 90 days past due. MortgageRamp has contacted the servicer to inquire the reasoning behind the accelerated foreclosure timeline, and is currently awaiting a response. Also, there are 14 early payment defaults that have not made a payment to the trust. MortgageRamp is recommending the consideration of a repurchase claim.
Cash Narrative
There are no remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues that require action at this time.
Review Type*
Outstanding
New
LM Rvw Cnt 0 0
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
Valuation Rvw Cnt 0 0
Loss Rvw Cnt 1 1
BK Rvw Cnt
0 0
Performance Rvw Cnt 14 14
Remittance Rvw Cnt 1 0
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 16 15
MR Recommended Action
Orig Count
Trans Balance
Consider Repurchase Claim 14 3,933,150
MR Follow-up Required in 30
days
1 70,000
15
4,003,150
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 1
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 7
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 152,039,814 15.44% 149,131,893 15.62% 98.09% 0.00%
1,056 1,041 20.51% 98.58% 0.00%
Y 832,500,131 84.56% 805,612,111 84.38% 96.77% 0.00%
4,132 4,035 79.49% 97.65% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
06/30/2006 979,041,607 5,173 1.71 7.41 15.66 651.27 0.00 82.03 2.60% 1.88% 0.00% 188,713
07/31/2006 970,335,126 5,133 2.71 7.93 15.66 651.21 0.00 81.98 2.57% 1.86% 0.00% 187,577
08/31/2006 954,744,005 5,076 3.71 7.92 15.64 651.01 0.00 82.03 2.54% 1.60% 0.00% 186,001
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 25,464,348 2.59% 24,210,749 2.54% 95.08% 0.00%
200 187 3.68% 93.50% 0.00%
Y 959,075,597 97.41% 930,533,256 97.46% 97.02% 0.00%
4,988 4,889 96.32% 98.02% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
00unknown 74,838,515 7.60% 71,782,254 7.52% 95.92% 0.00%
348 338 6.66% 97.13% 0.00%
Alternative Doc 223,376,930 22.69% 212,933,614 22.30% 95.32% 0.00%
986 949 18.70% 96.25% 0.00%
Full Doc 667,872,380 67.84% 654,740,196 68.58% 98.03% 0.00%
3,799 3,740 73.68% 98.45% 0.00%
Stated Doc 18,452,120 1.87% 15,287,941 1.60% 82.85% 0.00%
55 49 0.97% 89.09% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 55,943,277 5.68% 55,569,609 5.82% 99.33% 0.00%
324 321 6.32% 99.07% 0.00%
R2 180,510,622 18.33% 174,608,517 18.29% 96.73% 0.00%
1,046 1,017 20.04% 97.23% 0.00%
R3 278,721,291 28.31% 269,703,109 28.25% 96.76% 0.00%
1,657 1,625 32.01% 98.07% 0.00%
R4 252,443,826 25.64% 245,817,887 25.75% 97.38% 0.00%
1,358 1,332 26.24% 98.09% 0.00%
R5 127,623,911 12.96% 123,205,942 12.90% 96.54% 0.00%
505 494 9.73% 97.82% 0.00%
R6 59,297,916 6.02% 57,178,235 5.99% 96.43% 0.00%
211 204 4.02% 96.68% 0.00%
R7 17,244,650 1.75% 15,914,291 1.67% 92.29% 0.00%
54 50 0.99% 92.59% 0.00%
R8 12,754,452 1.30% 12,746,415 1.34% 99.94% 0.00%
33 33 0.65% 100.00% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 590,886,765 60.02% 575,032,028 60.23% 97.32% 0.00%
3,719 3,648 71.87% 98.09% 0.00%
Y 393,653,180 39.98% 379,711,977 39.77% 96.46% 0.00%
1,469 1,428 28.13% 97.21% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 301,939,281 30.67% 280,771,568 29.41% 92.99% 0.00%
1,544 1,474 29.04% 95.47% 0.00%
Yes 682,600,664 69.33% 673,972,436 70.59% 98.74% 0.00%
3,644 3,602 70.96% 98.85% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 301,939,281 30.67% 280,771,568 29.41% 92.99% 0.00%
1,544 1,474 29.04% 95.47% 0.00%
12 48,600,794 4.94% 48,089,408 5.04% 98.95% 0.00%
188 185 3.64% 98.40% 0.00%
24 416,089,260 42.26% 409,858,910 42.93% 98.50% 0.00%
2,081 2,053 40.45% 98.65% 0.00%
36 217,910,610 22.13% 216,024,118 22.63% 99.13% 0.00%
1,375 1,364 26.87% 99.20% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 7,034,750 0.71% 6,966,985 0.73% 99.04% 0.00%
47 46 0.91% 97.87% 0.00%
c. 41-50 8,601,350 0.87% 8,509,019 0.89% 98.93% 0.00%
48 47 0.93% 97.92% 0.00%
d. 51-60 19,000,250 1.93% 18,515,201 1.94% 97.45% 0.00%
100 98 1.93% 98.00% 0.00%
e. 61-70 38,956,152 3.96% 38,112,667 3.99% 97.83% 0.00%
194 190 3.74% 97.94% 0.00%
f. 71-80 125,126,632 12.71% 118,914,903 12.46% 95.04% 0.00%
650 623 12.27% 95.85% 0.00%
g. 81-90 137,024,810 13.92% 131,709,128 13.80% 96.12% 0.00%
693 670 13.20% 96.68% 0.00%
h. 91-100 648,796,001 65.90% 632,016,102 66.20% 97.41% 0.00%
3,456 3,402 67.02% 98.44% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
501-550 16,575,500 1.68% 15,932,690 1.67% 96.12% 0.00%
116 113 2.23% 97.41% 0.00%
551-600 125,480,591 12.75% 120,673,426 12.64% 96.17% 0.00%
858 836 16.47% 97.44% 0.00%
601-650 371,875,359 37.77% 362,680,514 37.99% 97.53% 0.00%
2,166 2,126 41.88% 98.15% 0.00%
651-700 302,814,256 30.76% 297,556,821 31.17% 98.26% 0.00%
1,390 1,370 26.99% 98.56% 0.00%
701-750 123,767,663 12.57% 116,758,252 12.23% 94.34% 0.00%
477 456 8.98% 95.60% 0.00%
751-800 39,758,026 4.04% 36,884,088 3.86% 92.77% 0.00%
164 158 3.11% 96.34% 0.00%
801+ 4,268,550 0.43% 4,258,213 0.45% 99.76% 0.00%
17 17 0.33% 100.00% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 7
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 Yr Hybrid 2,776,400 0.28% 1,892,084 0.20% 68.15% 0.00%
9 8 0.16% 88.89% 0.00%
2 Yr Hybrid 216,643,664 22.00% 210,104,223 22.01% 96.98% 0.00%
1,499 1,466 28.88% 97.80% 0.00%
2 Yr Hybrid Balloon 132,066,116 13.41% 127,791,329 13.38% 96.76% 0.00%
615 601 11.84% 97.72% 0.00%
2 Yr Hybrid IO 297,124,755 30.18% 285,308,750 29.88% 96.02% 0.00%
1,039 1,007 19.84% 96.92% 0.00%
3 Yr Hybrid 65,560,860 6.66% 64,292,225 6.73% 98.06% 0.00%
433 423 8.33% 97.69% 0.00%
3 Yr Hybrid Balloon 25,679,361 2.61% 24,998,343 2.62% 97.35% 0.00%
142 140 2.76% 98.59% 0.00%
3 Yr Hybrid IO 5 66,340,133 6.74% 64,955,533 6.80% 97.91% 0.00%
285 280 5.52% 98.25% 0.00%
5 Yr Hybrid 9,855,360 1.00% 9,825,592 1.03% 99.70% 0.00%
38 38 0.75% 100.00% 0.00%
5 Yr Hybrid Balloon 2,660,590 0.27% 2,657,296 0.28% 99.88% 0.00%
18 18 0.35% 100.00% 0.00%
5 Yr Hybrid IO 5 8,636,292 0.88% 8,633,899 0.90% 99.97% 0.00%
39 39 0.77% 100.00% 0.00%
ARM 813,600 0.08% 809,888 0.08% 99.54% 0.00%
3 3 0.06% 100.00% 0.00%
ARM IO 4,343,000 0.44% 4,342,950 0.45% 100.00% 0.00%
12 12 0.24% 100.00% 0.00%
Balloon 19,123,370 1.94% 18,591,219 1.95% 97.22% 0.00%
94 90 1.77% 95.74% 0.00%
Balloon IO 674,800 0.07% 674,800 0.07% 100.00% 0.00%
2 2 0.04% 100.00% 0.00%
Fixed 115,707,444 11.75% 114,069,829 11.95% 98.58% 0.00%
868 861 16.96% 99.19% 0.00%
Fixed IO 16,534,200 1.68% 15,796,045 1.65% 95.54% 0.00%
92 88 1.73% 95.65% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-5 316,000 0.03% 307,755 0.03% 97.39% 0.00%
1 1 0.02% 100.00% 0.00%
c. 5.1-6 24,440,590 2.48% 24,360,280 2.55% 99.67% 0.00%
97 97 1.91% 100.00% 0.00%
d. 6.1-7 174,729,560 17.75% 173,143,490 18.14% 99.09% 0.00%
705 701 13.81% 99.43% 0.00%
e. 7.1-8 385,516,488 39.16% 376,391,218 39.42% 97.63% 0.00%
1,878 1,846 36.37% 98.30% 0.00%
f. 8.1-9 260,190,525 26.43% 247,969,166 25.97% 95.30% 0.00%
1,552 1,502 29.59% 96.78% 0.00%
g. 9.1-10 110,225,848 11.20% 104,295,923 10.92% 94.62% 0.00%
736 714 14.07% 97.01% 0.00%
h. 10.1-11 24,852,125 2.52% 24,010,793 2.51% 96.61% 0.00%
182 178 3.51% 97.80% 0.00%
i. 11.1-12 4,176,515 0.42% 4,173,161 0.44% 99.92% 0.00%
35 35 0.69% 100.00% 0.00%
j. 12.1-13 92,294 0.01% 92,217 0.01% 99.92% 0.00%
2 2 0.04% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 76,057,518 7.73% 72,731,027 7.62% 95.63% 0.00%
323 309 6.09% 95.67% 0.00%
Condo 6,617,780 0.67% 6,605,260 0.69% 99.81% 0.00%
27 27 0.53% 100.00% 0.00%
PUD 71,893,915 7.30% 70,883,569 7.42% 98.59% 0.00%
352 348 6.86% 98.86% 0.00%
Single Family 829,970,732 84.30% 804,524,148 84.27% 96.93% 0.00%
4,486 4,392 86.52% 97.90% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 9,454,009 0.96% 9,206,038 0.96% 97.38% 0.00%
227 221 4.35% 97.36% 0.00%
c. 51-100 97,450,206 9.90% 96,137,329 10.07% 98.65% 0.00%
1,271 1,256 24.74% 98.82% 0.00%
d. 101-200 306,545,758 31.14% 301,138,971 31.54% 98.24% 0.00%
2,116 2,083 41.04% 98.44% 0.00%
e. 201-300 194,588,455 19.76% 187,358,715 19.62% 96.28% 0.00%
798 770 15.17% 96.49% 0.00%
f. 301-400 122,219,141 12.41% 117,284,150 12.28% 95.96% 0.00%
355 341 6.72% 96.06% 0.00%
g. 401-500 75,223,706 7.64% 72,968,006 7.64% 97.00% 0.00%
168 163 3.21% 97.02% 0.00%
h. 501-600 59,457,125 6.04% 57,686,317 6.04% 97.02% 0.00%
109 106 2.09% 97.25% 0.00%
i. 601-700 30,302,150 3.08% 29,035,147 3.04% 95.82% 0.00%
47 45 0.89% 95.74% 0.00%
j. 701-800 28,287,195 2.87% 26,001,705 2.72% 91.92% 0.00%
38 35 0.69% 92.11% 0.00%
k. 801-900 12,236,200 1.24% 11,344,374 1.19% 92.71% 0.00%
14 13 0.26% 92.86% 0.00%
l. 901-999 13,233,900 1.34% 12,282,003 1.29% 92.81% 0.00%
14 13 0.26% 92.86% 0.00%
m. 1,000+ 35,542,100 3.61% 34,301,249 3.59% 96.51% 0.00%
31 30 0.59% 96.77% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 299,863,252 30.46% 288,962,255 30.27% 96.36% 0.00%
1,491 1,445 28.47% 96.91% 0.00%
Home Improvement 203,700 0.02% 203,346 0.02% 99.83% 0.00%
1 1 0.02% 100.00% 0.00%
Purchase 651,044,526 66.13% 633,419,194 66.34% 97.29% 0.00%
3,517 3,455 68.07% 98.24% 0.00%
Rate/Term Refi 33,428,467 3.40% 32,159,210 3.37% 96.20% 0.00%
179 175 3.45% 97.77% 0.00%
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 984,539,945 100.00% 954,744,005 100.00% 96.97% 0.00%
5,188 5,076 100.00% 97.84% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
180 6,440,495 0.65% 6,252,612 0.65% 97.08% 0.00%
60 59 1.16% 98.33% 0.00%
240 300,250 0.03% 299,404 0.03% 99.72% 0.00%
3 3 0.06% 100.00% 0.00%
360 977,799,200 99.32% 948,191,989 99.31% 96.97% 0.00%
5,125 5,014 98.78% 97.83% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 7
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 7
Monthly Pool Migration Stratification
Arm Flag
08/31/2006
% Bal 07/31/2006
% Bal
N
149,131,893 15.62% 150,316,446 15.49%
1,041 20.51% 1,048 20.42%
Y
805,612,111 84.38% 820,018,680 84.51%
4,035 79.49% 4,085 79.58%
IO Flag
08/31/2006
% Bal 07/31/2006
% Bal
N
575,032,028 60.23% 584,510,370 60.24%
3,648 71.87% 3,685 71.79%
Y
379,711,977 39.77% 385,824,756 39.76%
1,428 28.13% 1,448 28.21%
Orig PPP
Flag
08/31/2006
% Bal 07/31/2006
% Bal
No
280,771,568 29.41% 291,934,998 30.09%
1,474 29.04% 1,508 29.38%
Yes
673,972,436 70.59% 678,400,128 69.91%
3,602 70.96% 3,625 70.62%
Orig PPP Mos
08/31/2006
% Bal 07/31/2006
% Bal
0
280,771,568 29.41% 291,934,998 30.09%
1,474 29.04% 1,508 29.38%
12
48,089,408 5.04% 48,103,150 4.96%
185 3.64% 185 3.60%
24
409,858,910 42.93% 413,525,434 42.62%
2,053 40.45% 2,072 40.37%
36
216,024,118 22.63% 216,771,544 22.34%
1,364 26.87% 1,368 26.65%
Orig CLTV by
10%
08/31/2006
% Bal 07/31/2006
% Bal
b. 0-40
6,966,985 0.73% 7,014,124 0.72%
46 0.91% 47 0.92%
c. 41-50
8,509,019 0.89% 8,577,152 0.88%
47 0.93% 48 0.94%
d. 51-60
18,515,201 1.94% 18,953,267 1.95%
98 1.93% 100 1.95%
e. 61-70
38,112,667 3.99% 38,273,579 3.94%
190 3.74% 191 3.72%
f. 71-80
118,914,903 12.46% 122,746,059 12.65%
623 12.27% 637 12.41%
g. 81-90
131,709,128 13.80% 134,045,905 13.81%
670 13.20% 681 13.27%
h. 91-100
632,016,102 66.20% 640,725,039 66.03%
3,402 67.02% 3,429 66.80%
DQ Risk Grp
08/31/2006
% Bal 07/31/2006
% Bal
R1
55,569,609 5.82% 55,722,830 5.74%
321 6.32% 323 6.29%
R2
174,608,517 18.29% 177,249,717 18.27%
1,017 20.04% 1,030 20.07%
R3
269,703,109 28.25% 273,933,959 28.23%
1,625 32.01% 1,641 31.97%
R4
245,817,887 25.75% 249,270,922 25.69%
1,332 26.24% 1,344 26.18%
R5
123,205,942 12.90% 126,075,994 12.99%
494 9.73% 501 9.76%
R6
57,178,235 5.99% 58,813,453 6.06%
204 4.02% 209 4.07%
R7
15,914,291 1.67% 16,519,799 1.70%
50 0.99% 52 1.01%
R8
12,746,415 1.34% 12,748,451 1.31%
33 0.65% 33 0.64%
Doc Level
08/31/2006
% Bal 07/31/2006
% Bal
00unknown
71,782,254 7.52% 73,432,716 7.57%
338 6.66% 343 6.68%
Alternative Doc
212,933,614 22.30% 219,025,987 22.57%
949 18.70% 968 18.86%
Full Doc
654,740,196 68.58% 659,782,760 68.00%
3,740 73.68% 3,768 73.41%
Stated Doc
15,287,941 1.60% 18,093,662 1.86%
49 0.97% 54 1.05%
Occupancy
08/31/2006
% Bal 07/31/2006
% Bal
N
24,210,749 2.54% 24,928,434 2.57%
187 3.68% 192 3.74%
Y
930,533,256 97.46% 945,406,691 97.43%
4,889 96.32% 4,941 96.26%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 7
Orig Credit
Score by 50
08/31/2006
% Bal 07/31/2006
% Bal
501-550
15,932,690 1.67% 15,938,741 1.64%
113 2.23% 113 2.20%
551-600
120,673,426 12.64% 123,372,396 12.71%
836 16.47% 850 16.56%
601-650
362,680,514 37.99% 368,137,085 37.94%
2,126 41.88% 2,147 41.83%
651-700
297,556,821 31.17% 299,854,629 30.90%
1,370 26.99% 1,378 26.85%
701-750
116,758,252 12.23% 120,164,961 12.38%
456 8.98% 467 9.10%
751-800
36,884,088 3.86% 38,606,690 3.98%
158 3.11% 161 3.14%
801+
4,258,213 0.45% 4,260,624 0.44%
17 0.33% 17 0.33%
Orig Loan
size by 100k
08/31/2006
% Bal 07/31/2006
% Bal
b. 0-50
9,206,038 0.96% 9,289,609 0.96%
221 4.35% 223 4.34%
c. 51-100
96,137,329 10.07% 96,569,070 9.95%
1,256 24.74% 1,261 24.57%
d. 101-200
301,138,971 31.54% 303,703,637 31.30%
2,083 41.04% 2,100 40.91%
e. 201-300
187,358,715 19.62% 191,418,233 19.73%
770 15.17% 786 15.31%
f. 301-400
117,284,150 12.28% 120,171,529 12.38%
341 6.72% 349 6.80%
g. 401-500
72,968,006 7.64% 74,702,055 7.70%
163 3.21% 167 3.25%
h. 501-600
57,686,317 6.04% 58,296,454 6.01%
106 2.09% 107 2.08%
i. 601-700
29,035,147 3.04% 29,664,241 3.06%
45 0.89% 46 0.90%
j. 701-800
26,001,705 2.72% 26,752,074 2.76%
35 0.69% 36 0.70%
k. 801-900
11,344,374 1.19% 12,227,470 1.26%
13 0.26% 14 0.27%
l. 901-999
12,282,003 1.29% 13,232,173 1.36%
13 0.26% 14 0.27%
m. 1,000+
34,301,249 3.59% 34,308,582 3.54%
30 0.59% 30 0.58%
Purpose
08/31/2006
% Bal 07/31/2006
% Bal
Cashout Refi
288,962,255 30.27% 295,109,847 30.41%
1,445 28.47% 1,470 28.64%
Home
Improvement
203,346 0.02% 203,465 0.02%
1 0.02% 1 0.02%
Purchase
633,419,194 66.34% 642,409,054 66.20%
3,455 68.07% 3,484 67.87%
Rate/Term Refi
32,159,210 3.37% 32,612,760 3.36%
175 3.45% 178 3.47%
Orig Product
Type
08/31/2006
% Bal 07/31/2006
% Bal
1 Yr Hybrid
1,892,084 0.20% 2,767,943 0.29%
8 0.16% 9 0.18%
2 Yr Hybrid
210,104,223 22.01% 213,970,299 22.05%
1,466 28.88% 1,483 28.89%
2 Yr Hybrid
Balloon
127,791,329 13.38% 130,295,660 13.43%
601 11.84% 609 11.86%
2 Yr Hybrid IO
285,308,750 29.88% 290,597,943 29.95%
1,007 19.84% 1,023 19.93%
3 Yr Hybrid
64,292,225 6.73% 64,908,299 6.69%
423 8.33% 427 8.32%
3 Yr Hybrid
Balloon
24,998,343 2.62% 25,658,205 2.64%
140 2.76% 142 2.77%
3 Yr Hybrid IO 5
64,955,533 6.80% 65,540,626 6.75%
280 5.52% 282 5.49%
5 Yr Hybrid
9,825,592 1.03% 9,834,122 1.01%
38 0.75% 38 0.74%
5 Yr Hybrid
Balloon
2,657,296 0.28% 2,658,193 0.27%
18 0.35% 18 0.35%
5 Yr Hybrid IO 5
8,633,899 0.90% 8,633,926 0.89%
39 0.77% 39 0.76%
ARM
809,888 0.08% 810,513 0.08%
3 0.06% 3 0.06%
ARM IO
4,342,950 0.45% 4,342,950 0.45%
12 0.24% 12 0.23%
Balloon
18,591,219 1.95% 18,799,319 1.94%
90 1.77% 91 1.77%
Balloon IO
674,800 0.07% 674,800 0.07%
2 0.04% 2 0.04%
Fixed
114,069,829 11.95% 114,807,817 11.83%
861 16.96% 865 16.85%
Fixed IO
15,796,045 1.65% 16,034,510 1.65%
88 1.73% 90 1.75%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 7
Lien position
08/31/2006
% Bal 07/31/2006
% Bal
1
954,744,005 100.00% 970,335,126 100.00%
5,076 100.00% 5,133 100.00%
Property type
08/31/2006
% Bal 07/31/2006
% Bal
2-4 Family
72,731,027 7.62% 75,057,145 7.74%
309 6.09% 317 6.18%
Condo
6,605,260 0.69% 6,609,222 0.68%
27 0.53% 27 0.53%
PUD
70,883,569 7.42% 71,006,871 7.32%
348 6.86% 349 6.80%
Single Family
804,524,148 84.27% 817,661,888 84.27%
4,392 86.52% 4,440 86.50%
Original
Coupon by
100
08/31/2006
% Bal 07/31/2006
% Bal
b. 0-5
307,755 0.03% 309,829 0.03%
1 0.02% 1 0.02%
c. 5.1-6
24,360,280 2.55% 24,382,618 2.51%
97 1.91% 97 1.89%
d. 6.1-7
173,143,490 18.14% 173,642,623 17.90%
701 13.81% 703 13.70%
e. 7.1-8
376,391,218 39.42% 380,933,477 39.26%
1,846 36.37% 1,866 36.35%
f. 8.1-9
247,969,166 25.97% 254,274,877 26.20%
1,502 29.59% 1,523 29.67%
g. 9.1-10
104,295,923 10.92% 107,718,346 11.10%
714 14.07% 725 14.12%
h. 10.1-11
24,010,793 2.51% 24,806,918 2.56%
178 3.51% 181 3.53%
i. 11.1-12
4,173,161 0.44% 4,174,195 0.43%
35 0.69% 35 0.68%
j. 12.1-13
92,217 0.01% 92,243 0.01%
2 0.04% 2 0.04%
Orig Term
08/31/2006
% Bal 07/31/2006
% Bal
180
6,252,612 0.65% 6,273,218 0.65%
59 1.16% 59 1.15%
240
299,404 0.03% 299,660 0.03%
3 0.06% 3 0.06%
360
948,191,989 99.31% 963,762,248 99.32%
5,014 98.78% 5,071 98.79%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 7 of 7
Section III
Performance
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
06/30/2006 0.38% 0.18% 0.00% 0.00% 0.00% 0.000%
07/31/2006 0.82% 0.32% 0.00% 0.17% 0.00% 0.000%
08/31/2006 1.49% 0.70% 0.00% 0.56% 0.00% 0.000%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
N 15.62% 95.75% 2.98% 0.65% 0.19% 0.43%
Y 84.38% 92.84% 4.30% 1.63% 0.49% 0.12% 0.58% 0.04%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
N 60.23% 93.64% 4.02% 1.26% 0.51% 0.14% 0.39% 0.04%
Y 39.77% 92.77% 4.21% 1.80% 0.33% 0.05% 0.82% 0.02%
Product
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
1 Yr Hybrid 0.20% 91.05% 8.95%
2 Yr Hybrid 22.01% 92.14% 4.21% 1.79% 0.80% 0.18% 0.85% 0.03%
2 Yr Hybrid Balloon 13.38% 92.58% 4.44% 1.57% 0.69% 0.32% 0.26% 0.14%
2 Yr Hybrid IO 29.88% 92.25% 4.46% 1.99% 0.43% 0.07% 0.78% 0.03%
3 Yr Hybrid 6.73% 94.49% 4.38% 0.78% 0.20% 0.15%
3 Yr Hybrid Balloon 2.62% 93.23% 6.77%
3 Yr Hybrid IO 5 6.80% 93.88% 3.93% 1.80% 0.39%
5 Yr Hybrid 1.03% 100.00%
5 Yr Hybrid Balloon 0.28% 100.00%
5 Yr Hybrid IO 5 0.90% 98.46% 1.54%
ARM 0.08% 100.00%
ARM IO 0.45% 98.41% 1.59%
Balloon 1.95% 99.46% 0.54%
Balloon IO 0.07% 100.00%
Fixed 11.95% 95.55% 3.36% 0.84% 0.24%
Fixed IO 1.65% 92.65% 3.25% 4.10%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
No 29.41% 94.93% 3.06% 1.05% 0.54% 0.07% 0.35%
Yes 70.59% 92.61% 4.53% 1.65% 0.40% 0.12% 0.65% 0.05%
DocLevel
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
00unknown 7.52% 96.82% 1.13% 1.73% 0.32%
Alternative Doc 22.30% 93.21% 3.52% 1.65% 1.00% 0.14% 0.45% 0.03%
Full Doc 68.58% 92.90% 4.66% 1.34% 0.28% 0.11% 0.67% 0.04%
Stated Doc 1.60% 94.73% 1.86% 3.40%
Lien Position
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
1 100.00% 93.29% 4.10% 1.47% 0.44% 0.10% 0.56% 0.03%
Loan Size
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
b. 0-50 0.96% 94.64% 4.41% 0.95%
c. 51-100 10.07% 91.75% 5.95% 1.31% 0.31% 0.09% 0.43% 0.16%
d. 101-200 31.54% 94.80% 3.35% 1.13% 0.24% 0.12% 0.30% 0.06%
e. 201-300 19.62% 94.79% 2.94% 1.51% 0.50% 0.13% 0.13%
f. 301-400 12.28% 94.97% 3.23% 0.62% 0.63% 0.26% 0.28%
g. 401-500 7.64% 89.60% 3.83% 4.78% 0.59% 1.20%
h. 501-600 6.04% 89.45% 4.96% 2.85% 1.86% 0.89%
i. 601-700 3.04% 90.92% 6.91% 2.16%
j. 701-800 2.72% 94.28% 5.72%
k. 801-900 1.19% 92.24% 7.76%
l. 901-999 1.29% 84.28% 15.72%
m. 1,000+ 3.59% 89.24% 7.38% 3.38%
UW Score
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
501-600 14.31% 87.17% 8.44% 2.20% 0.51% 0.36% 1.19% 0.13%
601-700 69.15% 93.60% 3.94% 1.52% 0.45% 0.08% 0.39% 0.02%
701-800 16.09% 97.24% 1.00% 0.67% 0.34% 0.76%
801+ 0.45% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
N 2.54% 99.00% 0.74% 0.26%
Y 97.46% 93.15% 4.18% 1.50% 0.45% 0.11% 0.57% 0.04%
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 929,985,931 97.41% 4,964 97.79%
Delinquent 10,799,692 1.13% 50 0.99%
Early Pay Default 9,446,532 0.99% 42 0.83%
First Pay Default 4,511,850 0.47% 20 0.39%
Early Default
Delq Status
Cur Balance
Percentage
Cur Count Percentage
Early Pay Default 3. 30dpd 8,885,727 94.06% 39 92.86%
4. 60dpd 359,926 3.81% 1 2.38%
6. 120dpd Plus 200,879 2.13% 2 4.76%
Early Default
Delq Status
Cur Balance
Percentage
Cur Count Percentage
First Pay Default 4. 60dpd 4,511,850 100.00% 20 100.00%
13,958,382
62
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
Early Pay Default c. 30dpd 8,769,727 92.84% 38 90.48%
d. 60dpd 359,926 3.81% 1 2.38%
g. Foreclosure 316,879 3.35% 3 7.14%
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
First Pay Default d. 60dpd 2,065,700 45.78% 9 45.00%
g. Foreclosure 2,271,900 50.35% 10 50.00%
i. Bankruptcy 174,250 3.86% 1 5.00%
13,958,382
62
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
R1 5.82% 99.32% 0.68%
R2 18.29% 96.50% 1.69% 1.51% 0.09% 0.14% 0.03% 0.04%
R3 28.25% 96.02% 2.39% 0.96% 0.19% 0.11% 0.33%
R4 25.75% 91.27% 5.40% 1.60% 0.70% 0.11% 0.88% 0.04%
R5 12.90% 87.87% 7.71% 2.25% 0.63% 1.54%
R6 5.99% 87.08% 10.06% 1.08% 1.19% 0.28% 0.30%
R7 1.67% 94.19% 0.91% 2.82% 2.08%
R8 1.34% 83.65% 5.05% 8.47% 2.82%
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 152,039,814 15.44% 2,408,616 8.53% 98.09%
1,056 20.35% 15 13.39% 98.58%
Y 832,500,131 84.56% 25,836,551 91.47% 96.77%
4,132 79.65% 97 86.61% 97.65%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 25,464,348 2.59% 1,201,275 4.25% 95.08%
200 3.86% 13 11.61% 93.50%
Y 959,075,597 97.41% 27,043,892 95.75% 97.02%
4,988 96.14% 99 88.39% 98.02%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
00unknown 74,838,515 7.60% 2,888,908 10.23% 95.92%
348 6.71% 10 8.93% 97.13%
Alternative Doc 223,376,930 22.69% 10,186,700 36.07% 95.32%
986 19.01% 37 33.04% 96.25%
Full Doc 667,872,380 67.84% 12,035,504 42.61% 98.03%
3,799 73.23% 59 52.68% 98.45%
Stated Doc 18,452,120 1.87% 3,134,054 11.10% 82.85%
55 1.06% 6 5.36% 89.09%
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 55,943,277 5.68% 147,851 0.52% 99.33%
324 6.25% 3 2.68% 99.07%
R2 180,510,622 18.33% 5,588,365 19.79% 96.73%
1,046 20.16% 29 25.89% 97.23%
R3 278,721,291 28.31% 8,565,540 30.33% 96.76%
1,657 31.94% 32 28.57% 98.07%
R4 252,443,826 25.64% 6,293,841 22.28% 97.38%
1,358 26.18% 26 23.21% 98.09%
R5 127,623,911 12.96% 4,285,285 15.17% 96.54%
505 9.73% 11 9.82% 97.82%
R6 59,297,916 6.02% 2,053,443 7.27% 96.43%
211 4.07% 7 6.25% 96.68%
R7 17,244,650 1.75% 1,310,842 4.64% 92.29%
54 1.04% 4 3.57% 92.59%
R8 12,754,452 1.30% 99.94%
33 0.64% 0 0.00% 100.00%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 590,886,765 60.02% 14,378,266 50.91% 97.32%
3,719 71.68% 71 63.39% 98.09%
Y 393,653,180 39.98% 13,866,900 49.09% 96.46%
1,469 28.32% 41 36.61% 97.21%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 301,939,281 30.67% 20,602,238 72.94% 92.99%
1,544 29.76% 70 62.50% 95.47%
Yes 682,600,664 69.33% 7,642,928 27.06% 98.74%
3,644 70.24% 42 37.50% 98.85%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 301,939,281 30.67% 20,602,238 72.94% 92.99%
1,544 29.76% 70 62.50% 95.47%
12 48,600,794 4.94% 462,882 1.64% 98.95%
188 3.62% 3 2.68% 98.40%
24 416,089,260 42.26% 5,746,881 20.35% 98.50%
2,081 40.11% 28 25.00% 98.65%
36 217,910,610 22.13% 1,433,165 5.07% 99.13%
1,375 26.50% 11 9.82% 99.20%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 7,034,750 0.71% 39,936 0.14% 99.04%
47 0.91% 1 0.89% 97.87%
c. 41-50 8,601,350 0.87% 59,915 0.21% 98.93%
48 0.93% 1 0.89% 97.92%
d. 51-60 19,000,250 1.93% 421,847 1.49% 97.45%
100 1.93% 2 1.79% 98.00%
e. 61-70 38,956,152 3.96% 732,507 2.59% 97.83%
194 3.74% 4 3.57% 97.94%
f. 71-80 125,126,632 12.71% 5,926,111 20.98% 95.04%
650 12.53% 27 24.11% 95.85%
g. 81-90 137,024,810 13.92% 5,071,369 17.95% 96.12%
693 13.36% 23 20.54% 96.68%
h. 91-100 648,796,001 65.90% 15,993,482 56.62% 97.41%
3,456 66.62% 54 48.21% 98.44%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 Yr Hybrid 2,776,400 0.28% 878,874 3.11% 68.15%
9 0.17% 1 0.89% 88.89%
2 Yr Hybrid 216,643,664 22.00% 5,958,283 21.09% 96.98%
1,499 28.89% 33 29.46% 97.80%
2 Yr Hybrid Balloon 132,066,116 13.41% 4,119,811 14.59% 96.76%
615 11.85% 14 12.50% 97.72%
2 Yr Hybrid IO 297,124,755 30.18% 11,774,091 41.69% 96.02%
1,039 20.03% 32 28.57% 96.92%
3 Yr Hybrid 65,560,860 6.66% 1,088,900 3.86% 98.06%
433 8.35% 10 8.93% 97.69%
3 Yr Hybrid Balloon 25,679,361 2.61% 651,732 2.31% 97.35%
142 2.74% 2 1.79% 98.59%
3 Yr Hybrid IO 5 66,340,133 6.74% 1,364,860 4.83% 97.91%
285 5.49% 5 4.46% 98.25%
5 Yr Hybrid 9,855,360 1.00% 99.70%
38 0.73% 0 0.00% 100.00%
5 Yr Hybrid Balloon 2,660,590 0.27% 99.88%
18 0.35% 0 0.00% 100.00%
5 Yr Hybrid IO 5 8,636,292 0.88% 99.97%
39 0.75% 0 0.00% 100.00%
ARM 813,600 0.08% 99.54%
3 0.06% 0 0.00% 100.00%
ARM IO 4,343,000 0.44% 100.00%
12 0.23% 0 0.00% 100.00%
Balloon 19,123,370 1.94% 508,770 1.80% 97.22%
94 1.81% 4 3.57% 95.74%
Balloon IO 674,800 0.07% 100.00%
2 0.04% 0 0.00% 100.00%
Fixed 115,707,444 11.75% 1,171,896 4.15% 98.58%
868 16.73% 7 6.25% 99.19%
Fixed IO 16,534,200 1.68% 727,949 2.58% 95.54%
92 1.77% 4 3.57% 95.65%
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-5 316,000 0.03% 97.39%
1 0.02% 0 0.00% 100.00%
c. 5.1-6 24,440,590 2.48% 99.67%
97 1.87% 0 0.00% 100.00%
d. 6.1-7 174,729,560 17.75% 1,265,045 4.48% 99.09%
705 13.59% 4 3.57% 99.43%
e. 7.1-8 385,516,488 39.16% 8,568,764 30.34% 97.63%
1,878 36.20% 32 28.57% 98.30%
f. 8.1-9 260,190,525 26.43% 11,822,172 41.86% 95.30%
1,552 29.92% 50 44.64% 96.78%
g. 9.1-10 110,225,848 11.20% 5,772,165 20.44% 94.62%
736 14.19% 22 19.64% 97.01%
h. 10.1-11 24,852,125 2.52% 817,020 2.89% 96.61%
182 3.51% 4 3.57% 97.80%
i. 11.1-12 4,176,515 0.42% 99.92%
35 0.67% 0 0.00% 100.00%
j. 12.1-13 92,294 0.01% 99.92%
2 0.04% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 76,057,518 7.73% 3,214,563 11.38% 95.63%
323 6.23% 14 12.50% 95.67%
Condo 6,617,780 0.67% 99.81%
27 0.52% 0 0.00% 100.00%
PUD 71,893,915 7.30% 897,177 3.18% 98.59%
352 6.78% 4 3.57% 98.86%
Single Family 829,970,732 84.30% 24,133,427 85.44% 96.93%
4,486 86.47% 94 83.93% 97.90%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
501-550 16,575,500 1.68% 615,950 2.18% 96.12%
116 2.24% 3 2.68% 97.41%
551-600 125,480,591 12.75% 4,567,747 16.17% 96.17%
858 16.54% 22 19.64% 97.44%
601-650 371,875,359 37.77% 8,629,242 30.55% 97.53%
2,166 41.75% 40 35.71% 98.15%
651-700 302,814,256 30.76% 4,846,422 17.16% 98.26%
1,390 26.79% 20 17.86% 98.56%
701-750 123,767,663 12.57% 6,808,739 24.11% 94.34%
477 9.19% 21 18.75% 95.60%
751-800 39,758,026 4.04% 2,777,067 9.83% 92.77%
164 3.16% 6 5.36% 96.34%
801+ 4,268,550 0.43% 99.76%
17 0.33% 0 0.00% 100.00%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 9,454,009 0.96% 217,493 0.77% 97.38%
227 4.38% 6 5.36% 97.36%
c. 51-100 97,450,206 9.90% 1,076,960 3.81% 98.65%
1,271 24.50% 15 13.39% 98.82%
d. 101-200 306,545,758 31.14% 4,802,141 17.00% 98.24%
2,116 40.79% 33 29.46% 98.44%
e. 201-300 194,588,455 19.76% 6,938,135 24.56% 96.28%
798 15.38% 28 25.00% 96.49%
f. 301-400 122,219,141 12.41% 4,793,585 16.97% 95.96%
355 6.84% 14 12.50% 96.06%
g. 401-500 75,223,706 7.64% 2,188,513 7.75% 97.00%
168 3.24% 5 4.46% 97.02%
h. 501-600 59,457,125 6.04% 1,705,126 6.04% 97.02%
109 2.10% 3 2.68% 97.25%
i. 601-700 30,302,150 3.08% 1,239,656 4.39% 95.82%
47 0.91% 2 1.79% 95.74%
j. 701-800 28,287,195 2.87% 2,255,200 7.98% 91.92%
38 0.73% 3 2.68% 92.11%
k. 801-900 12,236,200 1.24% 878,874 3.11% 92.71%
14 0.27% 1 0.89% 92.86%
l. 901-999 13,233,900 1.34% 949,533 3.36% 92.81%
14 0.27% 1 0.89% 92.86%
m. 1,000+ 35,542,100 3.61% 1,199,950 4.25% 96.51%
31 0.60% 1 0.89% 96.77%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 299,863,252 30.46% 10,285,579 36.42% 96.36%
1,491 28.74% 46 41.07% 96.91%
Home Improvement 203,700 0.02% 99.83%
1 0.02% 0 0.00% 100.00%
Purchase 651,044,526 66.13% 16,793,613 59.46% 97.29%
3,517 67.79% 62 55.36% 98.24%
Rate/Term Refi 33,428,467 3.40% 1,165,974 4.13% 96.20%
179 3.45% 4 3.57% 97.77%
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 984,539,945 100.00% 28,245,166 100.00% 96.97%
5,188 100.00% 112 100.00% 97.84%
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
180 6,440,495 0.65% 108,375 0.38% 97.08%
60 1.16% 1 0.89% 98.33%
240 300,250 0.03% 99.72%
3 0.06% 0 0.00% 100.00%
360 977,799,200 99.32% 28,136,791 99.62% 96.97%
5,125 98.79% 111 99.11% 97.83%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
a. Current 927,319,323 94.19% 13,396,026 47.43% 98.39%
4,901 94.47% 51 45.54% 98.96%
b. Non-Reportable 31,737,238 3.22% 1,712,105 6.06% 94.52%
178 3.43% 5 4.46% 97.19%
c. 30dpd 7,613,850 0.77% 118,316 0.42% 98.39%
38 0.73% 1 0.89% 97.37%
d. 60dpd 3,112,100 0.32% 99.95%
11 0.21% 0 0.00% 100.00%
g. Foreclosure 1,662,600 0.17% 99.97%
4 0.08% 0 0.00% 100.00%
i. Bankruptcy 68,760 0.01% 99.82%
1 0.02% 0 0.00% 100.00%
None 13,026,074 1.32% 13,018,719 46.09%
55 1.06% 55 49.11% 0.00%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1. Current 927,388,083 94.20% 13,396,026 47.43% 98.39%
4,902 94.49% 51 45.54% 98.96%
2. Non-Report 31,737,238 3.22% 1,712,105 6.06% 94.52%
178 3.43% 5 4.46% 97.19%
3. 30dpd 7,915,450 0.80% 118,316 0.42% 98.45%
39 0.75% 1 0.89% 97.44%
4. 60dpd 3,112,100 0.32% 99.95%
11 0.21% 0 0.00% 100.00%
5. 90dpd 1,361,000 0.14% 99.99%
3 0.06% 0 0.00% 100.00%
Error 13,026,074 1.32% 13,018,719 46.09%
55 1.06% 55 49.11% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
07/15/2006 4,686,375 10,417
08/15/2006 8,330,777 93,830
09/15/2006 15,222,082 119,711
28,239,234
223,959
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
PPP Flag and
Premium Not
Remitted
PPP Flag and
Premium
Remitted
07/15/2006 15 11 4
08/15/2006 40 25 15
09/15/2006 57 34 1 22
112
70
1
41
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
d. 90dpd
h. FC
k. PrePaid
l. Bankruptcy
a. Current
890,457,176 890,457,176
4,754 4,754
c. 30 dpd
39,088,779 39,088,779
208 208
d. 60 dpd
14,056,394 14,056,394
68 68
e. 90 dpd
5,178,815 4,189,292 989,523
23 18 5
h. FC
5,324,100 5,324,100
20 20
k. PrePaid
0 0
57 57
l. Bankruptcy
329,447 329,447
3 3
929,545,955
14,056,394
4,189,292
989,523
5,324,100
0
329,447
4,962
68
18
5
20
57
3
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
06/30/2006 983,873,799 978,774,393 298 67,229 6,502,499 6,092,552 6,848,692 10,417
07/31/2006 978,774,393 970,047,175 92 50,346 6,469,207 6,061,385 6,817,267 93,830
08/31/2006 970,047,175 954,434,711 -67 46,517 6,408,253 6,004,067 6,756,664 119,711
323
164,093
19,379,958
18,158,004
20,422,622
223,959
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
07/31/2006 Loan appears to have an amortization method disagreement. 1 1
07/31/2006
Sum:
1
1
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
08/31/2006 Loan appears to have an amortization method disagreement. 0 1
Loan appears to have a potential for high loss. 1 1
No payment has been received since transfer, early payment default. 14 14
08/31/2006
Sum:
15
16
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
08/31/2006 Consider Repurchase Claim 14 14
MR Follow-up Required in 30 days 1 1
08/31/2006
Sum:
15
15
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
07/31/2006 MR Follow-up Required in 60 days 1 1
07/31/2006
Sum:
1
1
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline

  Cover Page
  Disclaimer
  Table of Contents
  Executive Summary
  General Pool Characteristics
  Performance
  Prepayment
  Servicer Remittance Reporting
  Loan Reviews